Related Party Transactions (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Related Party Transaction [Line Items]
Assets	$ 82,854,087	$ 220,000
Liabilities	12,625,243	8,642,340
Operating expenses	46,162,036	3,498,428	$ 0
ERJ
Related Party Transaction [Line Items]
Assets	190,518	220,000
Liabilities	11,347,799	0
Operating expenses	36,553,941	495,742	0
Embraer Aircraft Holding Inc. ("EAH")
Related Party Transaction [Line Items]
Assets	82,650,375	0
Liabilities	655,519	8,642,340
Operating expenses	6,190,634	2,389,083	0
Atech
Related Party Transaction [Line Items]
Assets	13,194	0
Liabilities	136,036	0
Operating expenses	2,931,572	613,603	0
Other related parties
Related Party Transaction [Line Items]
Assets	0	0
Liabilities	485,889	0
Operating expenses	$ 485,889	$ 0	$ 0

[1]	Eve expenses for 2020 were all carved-out from ERJ and EAH. Thus, no amounts were actually charged to Eve.